Expense Example {- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund AMCIZ PRO-10 - Fidelity Short-Term Bond Fund	Oct. 30, 2020 USD ($)
Fidelity Advisor Short-Term Bond Fund: Class A
Expense Example:
1 year	$ 215
3 years	355
5 years	507
10 years	948
Fidelity Advisor Short-Term Bond Fund: Class M
Expense Example:
1 year	216
3 years	358
5 years	512
10 years	960
Fidelity Advisor Short-Term Bond Fund: Class C
Expense Example:
1 year	254
3 years	477
5 years	824
10 years	1,802
Fidelity Advisor Short-Term Bond Fund: Class I
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
Fidelity Advisor Short-Term Bond Fund: Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500